SUPPLEMENTAL INFORMATION SUPPLEMENTAL INFORMATION (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2015 company shares	Sep. 30, 2014 company shares	Apr. 30, 2014 company shares	Mar. 31, 2015 shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Information Table [Line Items]
Number of SPCs acquired	12						13
Number of subsidiaries					1	1
Number of shares issued as consideration	6,200,000
Frontline 2012 [Member]
Supplemental Information Table [Line Items]
Number of SPCs acquired | company	12	13	5
Common Stock [Member]
Supplemental Information Table [Line Items]
Number of shares issued as consideration			3,100,000
Common Stock [Member] | Frontline 2012 [Member]
Supplemental Information Table [Line Items]
Number of shares issued as consideration	6,200,000	6,200,000	3,100,000	6,200,000